EMPLOYEE BENEFIT PLANS (Information for Retirement Income Plans with Accumulated Benefit Obligation in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 563	$ 530	$ 561
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	538	529
Accumulated benefit obligation	538	528
Fair value of plan assets	405	405
Other Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	78	80
Accumulated benefit obligation	78	80
Fair value of plan assets	$ 0	$ 0